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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            30 June 2005
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Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WestLB Mellon Asset Management (UK) Limited
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Address:    Woolgate Exchange, 25 Basinghall Street
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            London EC2V 5HA United Kingdom
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Form 13F File Number:   28-  12806
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Mr. Kevin Tolan
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          Title:    Global Head of Compliance
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          Phone:    011 44 20 7020 7447
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Signature, Place, and Date of Signing:

       /s/ Kevin Tolan        London, United Kingdom       28 October, 2008
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         [Signature]               [City, State]                [Date]


The information contained in this Form 13F should have been filed by 15
August, 2005. The Filer inadvertently failed to file this Report in a timely manner, but has reviewed its filing procedures and has taken steps to ensure its future timely compliance with Section 13(f) of the Securities Exchange Act.


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

28 - 028-12805                  WestLB Mellon Asset Management Holdings Limited
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